Quarterly Report
August 31, 2022
MFS®  Government Markets Income Trust
MGF-Q3

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 104.5%
U.S. Bonds – 98.1%
Aerospace & Defense – 0.6%
Boeing Co., 1.433%, 2/04/2024	$750,000	$718,994
Asset-Backed & Securitized – 5.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.144%, 11/15/2054 (i)	$1,178,160	$74,461
ACREC 2021-FL1 Ltd., “AS”, FLR, 3.877% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	323,500	311,764
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 3.891% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	175,500	165,738
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 3.791% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	374,500	356,126
AREIT 2022-CRE6 Trust, “AS”, FLR, 3.657% (SOFR - 30 day + 1.65%), 11/17/2024 (n)	512,000	491,520
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.424%, 7/15/2054 (i)	1,181,394	91,625
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.754%, 2/15/2054 (i)	990,137	95,952
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.38%, 2/15/2054 (i)	1,980,137	143,296
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)	1,171,247	76,380
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.998%, 6/15/2054 (i)	1,597,426	84,117
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)	1,458,588	111,642
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.398%, 8/15/2054 (i)	2,211,374	171,543
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.155%, 9/15/2054 (i)	1,894,256	112,581
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 3.591% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	200,500	195,210
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 3.871% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	253,500	244,922
BXMT 2021-FL4 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	345,000	337,767
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	99,396	94,009
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.997%, 12/15/2072 (i)(n)	1,429,276	67,819
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.435%, 2/15/2054 (i)	1,524,232	122,516
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.889%, 4/15/2054 (i)	997,409	46,443
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.154%, 6/15/2064 (i)	995,466	63,299
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	177,000	171,902
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	147,000	146,643
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.141% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	283,500	272,617
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 4.041% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	500,000	479,834
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.238% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	441,840
MF1 2021-FL5 Ltd., “AS”, FLR, 3.611% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	173,500	169,086
MF1 2021-FL5 Ltd., “B”, FLR, 3.861% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	279,500	273,967
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.001%, 12/15/2051 (i)	1,625,414	63,596
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.421%, 5/15/2054 (i)	737,706	55,523
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.347%, 6/15/2054 (i)	1,146,937	78,118
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.217%, 10/15/2054 (i)	3,371,981	217,809
PFP III 2021-7 Ltd., “AS”, FLR, 3.541% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	311,484	296,772
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 3.643% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	219,498	213,866
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.944% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	100,000	96,994
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.119%, 1/15/2052 (i)(n)	904,928	41,114
		$6,478,411
Automotive – 0.3%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$233,000	$232,626
Hyundai Capital America, 2.375%, 2/10/2023 (n)	115,000	114,101
		$346,727
Broadcasting – 0.9%
Discovery, Inc., 4.65%, 5/15/2050	$229,000	$173,970
Magallanes, Inc., 4.279%, 3/15/2032 (n)	379,000	330,236
Walt Disney Co., 3.5%, 5/13/2040	612,000	521,457
		$1,025,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$241,170
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	75,585
		$316,755
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	$250,000	$222,918
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$143,729
Electronics – 0.5%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$557,390
Energy - Integrated – 0.5%
Exxon Mobil Corp., 3.452%, 4/15/2051	$714,000	$589,205
Food & Beverages – 2.0%
Constellation Brands, Inc., 4.65%, 11/15/2028	$1,500,000	$1,487,896
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	488,000	424,123
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	505,431
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	37,111
		$2,454,561
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$28,000	$27,953
Howard University, Washington D.C., 2.801%, 10/01/2023	31,000	30,463
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	31,508
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	39,502
		$129,426
Insurance – 0.4%
Corebridge Financial, Inc., 3.85%, 4/05/2029 (n)	$500,000	$460,200
Insurance - Health – 0.7%
Humana, Inc., 3.7%, 3/23/2029	$167,000	$157,693
UnitedHealth Group, Inc., 4.625%, 7/15/2035	672,000	669,604
		$827,297
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$76,213
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$621,933
Major Banks – 2.0%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$182,324
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	750,000	621,748
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	619,583
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	485,000	350,046
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	538,781
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	125,255
		$2,437,737
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$123,000	$116,594
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	96,141
Montefiore Obligated Group, 5.246%, 11/01/2048	614,000	616,483
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	250,000	241,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Medical & Health Technology & Services – continued
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$175,000	$171,451
		$1,241,815
Midstream – 0.1%
Targa Resources Corp., 4.95%, 4/15/2052	$109,000	$93,988
Mortgage-Backed – 38.6%
Fannie Mae, 2.152%, 1/25/2023	$63,545	$63,260
Fannie Mae, 2.41%, 5/01/2023	112,555	112,057
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	2,264,462	2,263,225
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	1,749,245	1,692,443
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	195,866	207,439
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	253,757	237,010
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	81,604	8,116
Fannie Mae, 3%, 2/25/2033 (i)	121,835	11,619
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	1,064,077	1,123,149
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	315,578	333,655
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	256,279	267,092
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	1,052,827	1,026,418
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	120,976	114,698
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	392,202	400,264
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	343,070	324,447
Fannie Mae, 2.75%, 9/25/2042	102,781	99,312
Fannie Mae, UMBS, 2%, 5/01/2037 - 3/01/2052	6,425,016	5,607,532
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 4/01/2052	2,826,870	2,541,405
Fannie Mae, UMBS, 3%, 6/01/2051 - 6/01/2052	1,085,605	1,009,762
Fannie Mae, UMBS, 3.5%, 5/01/2052	74,351	70,949
Freddie Mac, 3.06%, 7/25/2023	294,000	291,875
Freddie Mac, 3.458%, 8/25/2023	364,782	363,022
Freddie Mac, 1.048%, 4/25/2024 (i)	2,981,508	35,944
Freddie Mac, 0.714%, 7/25/2024 (i)	4,221,906	30,735
Freddie Mac, 3.064%, 8/25/2024	479,843	472,586
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	290,271	296,296
Freddie Mac, 2.67%, 12/25/2024	827,000	806,383
Freddie Mac, 2.811%, 1/25/2025	535,994	523,570
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	2,624,082	2,557,976
Freddie Mac, 1.481%, 3/25/2027 (i)	391,000	21,084
Freddie Mac, 0.711%, 7/25/2027 (i)	8,437,610	199,298
Freddie Mac, 0.558%, 8/25/2027 (i)	6,564,568	119,541
Freddie Mac, 0.428%, 1/25/2028 (i)	12,108,370	177,659
Freddie Mac, 0.436%, 1/25/2028 (i)	4,988,623	75,589
Freddie Mac, 0.271%, 2/25/2028 (i)	14,039,940	108,115
Freddie Mac, 2.5%, 3/15/2028	28,393	28,186
Freddie Mac, 0.264%, 4/25/2028 (i)	9,020,590	64,549
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	1,929,996	1,838,048
Freddie Mac, 1.218%, 7/25/2029 (i)	1,258,809	77,216
Freddie Mac, 1.269%, 8/25/2029 (i)	2,550,382	163,268
Freddie Mac, 1.916%, 4/25/2030 (i)	600,527	67,594
Freddie Mac, 1.985%, 4/25/2030 (i)	1,277,474	150,285
Freddie Mac, 1.766%, 5/25/2030 (i)	612,877	64,866
Freddie Mac, 1.906%, 5/25/2030 (i)	1,389,954	158,460
Freddie Mac, 1.436%, 6/25/2030 (i)	559,633	47,701
Freddie Mac, 1.704%, 8/25/2030 (i)	633,757	65,961
Freddie Mac, 1.263%, 9/25/2030 (i)	314,905	24,381
Freddie Mac, 1.172%, 11/25/2030 (i)	789,331	57,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.422%, 1/25/2031 (i)	$2,861,758	$61,496
Freddie Mac, 0.873%, 1/25/2031 (i)	873,865	47,837
Freddie Mac, 1.027%, 1/25/2031 (i)	663,744	42,787
Freddie Mac, 0.613%, 3/25/2031 (i)	2,273,007	79,018
Freddie Mac, 0.829%, 3/25/2031 (i)	973,113	50,787
Freddie Mac, 1.333%, 5/25/2031 (i)	399,402	34,384
Freddie Mac, 1.039%, 7/25/2031 (i)	489,989	33,531
Freddie Mac, 0.955%, 9/25/2031 (i)	808,717	50,873
Freddie Mac, 0.441%, 11/25/2031 (i)	3,899,181	106,037
Freddie Mac, 0.597%, 12/25/2031 (i)	3,898,081	146,415
Freddie Mac, 0.664%, 12/25/2031 (i)	644,718	27,162
Freddie Mac, 3.71%, 11/25/2032	418,781	413,295
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	162,358	174,500
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	189,092	200,571
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	725,047	757,111
Freddie Mac, 5.5%, 2/15/2036 (i)	29,472	4,987
Freddie Mac, 2%, 8/15/2036	114,551	113,254
Freddie Mac, 6.5%, 5/01/2037	33,017	34,875
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	187,140	187,187
Freddie Mac, 4.5%, 12/15/2040 (i)	8,128	752
Freddie Mac, 0.632%, 9/25/2049 (i)	2,619,786	96,552
Freddie Mac, 3.25%, 11/25/2061	396,235	377,042
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	1,120,802	971,063
Freddie Mac, UMBS, 3.5%, 8/01/2051 - 5/01/2052	158,969	152,029
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	1,791,613	1,603,219
Freddie Mac, UMBS, 3%, 1/01/2052 - 4/01/2052	343,868	319,036
Freddie Mac, UMBS, 4%, 5/01/2052	197,426	194,675
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	367,068	394,102
Ginnie Mae, 5.687%, 8/20/2034	85,421	89,175
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	173,882	174,312
Ginnie Mae, 4.5%, 9/20/2041	107,035	108,965
Ginnie Mae, 3.5%, 10/20/2041 (i)	42,058	2,479
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	721,408	707,927
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	1,317,133	1,204,099
Ginnie Mae, 4%, 8/16/2042 (i)	44,770	6,729
Ginnie Mae, 2.25%, 9/20/2043	29,415	28,815
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	995,819	943,043
Ginnie Mae, 2%, 1/20/2052	436,291	386,520
Ginnie Mae, 0.586%, 2/16/2059 (i)	180,448	6,732
Ginnie Mae, TBA, 2.5%, 9/21/2052	461,596	420,575
Ginnie Mae, TBA, 3%, 9/21/2052	1,075,000	1,008,946
Ginnie Mae, TBA, 3.5%, 9/21/2052	775,000	747,239
Ginnie Mae, TBA, 4%, 9/21/2052 - 10/20/2052	1,094,799	1,077,903
Ginnie Mae, TBA, 4.5%, 9/21/2052 - 10/20/2052	775,000	774,687
Ginnie Mae, TBA, 5%, 9/21/2052 - 10/20/2052	375,000	379,423
UMBS, TBA, 2%, 9/19/2037 - 9/25/2052	2,350,000	2,073,916
UMBS, TBA, 2.5%, 9/19/2037 - 9/25/2052	2,425,000	2,186,320
UMBS, TBA, 5.5%, 9/14/2052 - 10/25/2052	300,000	306,393
UMBS, TBA, 4%, 9/25/2052	275,000	268,404
UMBS, TBA, 4.5%, 9/25/2052	350,000	347,867
		$46,326,904

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Municipals – 3.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$630,000	$617,319
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	110,000	107,571
Chicago, IL, General Obligation, Taxable, “C”, AGM, 6.207%, 1/01/2036	1,010,000	1,114,765
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	175,000	153,743
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	5,000	4,215
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 3.411%, 1/01/2043	240,000	198,128
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	535,000	450,483
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	12,445	11,427
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	41,768
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	855,156
		$3,554,575
Pharmaceuticals – 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$74,617
Telecommunications - Wireless – 0.7%
Crown Castle International Corp., REIT, 3.25%, 1/15/2051	$464,000	$329,440
T-Mobile USA, Inc., 4.375%, 4/15/2040	650,000	573,338
		$902,778
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$33,428
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.52%, 6/01/2024	$11,552	$11,478
Small Business Administration, 2.21%, 2/01/2033	79,307	73,662
Small Business Administration, 2.22%, 3/01/2033	129,061	120,177
Small Business Administration, 3.15%, 7/01/2033	104,649	101,532
Small Business Administration, 3.62%, 9/01/2033	114,198	112,873
		$419,722
U.S. Treasury Obligations – 38.5%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$1,829,227
U.S. Treasury Bonds, 5.25%, 2/15/2029	48,000	53,304
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	659,438
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	397,753
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,265,733
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	5,200,729
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	421,693
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,512,540
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	3,320,615
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	3,075,559
U.S. Treasury Bonds, 3%, 2/15/2048	804,400	736,749
U.S. Treasury Bonds, 2.375%, 5/15/2051	638,000	525,253
U.S. Treasury Bonds, 1.875%, 11/15/2051	1,090,500	794,106
U.S. Treasury Notes, 1.5%, 9/15/2022	2,331,000	2,330,405
U.S. Treasury Notes, 0.125%, 12/31/2022	1,530,000	1,515,364
U.S. Treasury Notes, 0.125%, 2/28/2023	1,171,500	1,153,516
U.S. Treasury Notes, 0.125%, 4/30/2023	3,940,200	3,857,548
U.S. Treasury Notes, 0.125%, 5/31/2023	2,400,000	2,342,906
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	571,027
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	2,907,789
U.S. Treasury Notes, 2.875%, 7/31/2025	4,700,000	4,620,504
U.S. Treasury Notes, 2%, 8/15/2025	98,000	93,900
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	513,879

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 0.875%, 6/30/2026	$678,600	$616,148
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	5,731,878
U.S. Treasury Notes, 3.25%, 5/15/2042	165,000	157,833
		$46,205,396
Utilities - Electric Power – 1.2%
FirstEnergy Corp., 4.4%, 7/15/2027	$694,000	$657,565
Pacific Gas & Electric Co., 5.45%, 6/15/2027	357,000	350,948
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	500,000	493,493
		$1,502,006
Total U.S. Bonds		$117,762,388
Foreign Bonds – 6.4%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$15,450
Bermuda – 0.3%
Government of Bermuda, 5%, 7/15/2032 (n)	$400,000	$402,664
Chile – 0.2%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$228,789
China – 0.4%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$501,000	$426,812
Hungary – 0.2%
Republic of Hungary, 5.25%, 6/16/2029 (n)	$200,000	$192,460
India – 0.8%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$258,318
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	310,240
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	365,795
		$934,353
Indonesia – 0.6%
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)	$451,000	$417,066
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	416,000	307,304
		$724,370
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$286,496
Israel – 0.4%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)	$200,000	$173,959
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)	354,000	313,732
		$487,691
Kuwait – 0.2%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$248,330
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$400,000	$326,309
Mexico – 0.4%
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)	$232,000	$183,280
United Mexican States, 4.75%, 4/27/2032	324,000	314,272
		$497,552

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Morocco – 0.2%
Kingdom of Morocco, 3%, 12/15/2032 (n)		$377,000	$281,808
Romania – 0.2%
Republic of Romania, 2%, 4/14/2033	EUR	367,000	$242,497
Saudi Arabia – 0.5%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		$309,000	$265,074
Saudi Arabian Oil Co., 1.625%, 11/24/2025 (n)		305,000	282,644
			$547,718
South Korea – 0.2%
Shinhan Bank Co., Ltd., 4.375%, 4/13/2032 (n)		$300,000	$288,590
Thailand – 0.3%
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)		$470,000	$314,717
United Arab Emirates – 0.3%
United Arab Emirates, 4.951%, 7/07/2052 (n)		$400,000	$421,580
United Kingdom – 0.7%
B.A.T. Capital Corp., 4.7%, 4/02/2027		$600,000	$583,824
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)		200,000	203,022
			$786,846
Total Foreign Bonds			$7,655,032
Total Bonds			$125,417,420
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 2.21% (v)		3,936,879	$3,936,879

Other Assets, Less Liabilities – (7.8)%			(9,374,960)
Net Assets – 100.0%			$119,979,339
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,936,879 and $125,417,420, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,166,837, representing 11.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 3.643% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/2021	$219,498	$213,866
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 3.944% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/2021	100,000	96,994
Total Restricted Securities			$310,860
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal

Portfolio of Investments (unaudited) – continued
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 8/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	373,589	EUR	367,738	HSBC Bank	10/21/2022	$2,816
Liability Derivatives
EUR	61,990	USD	63,168	State Street Bank Corp.	9/21/2022	$(793)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Short	USD	69	$14,374,641	December - 2022	$18,835
U.S. Treasury Note 5 yr	Short	USD	36	3,989,531	December - 2022	14,593
U.S. Treasury Ultra Bond	Long	USD	11	1,644,500	December - 2022	18,785
						$52,213
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	45	$6,112,969	December - 2022	$(12,822)
U.S. Treasury Note 10 yr	Long	USD	92	10,755,375	December - 2022	(34,074)
U.S. Treasury Ultra Note 10 yr	Long	USD	14	1,752,625	December - 2022	(2,081)
						$(48,977)
At August 31, 2022, the fund had liquid securities with an aggregate value of $173,238 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$46,625,118	$—	$46,625,118
Non - U.S. Sovereign Debt	—	4,741,126	—	4,741,126
Municipal Bonds	—	3,554,575	—	3,554,575
U.S. Corporate Bonds	—	14,777,380	—	14,777,380
Residential Mortgage-Backed Securities	—	46,326,904	—	46,326,904
Commercial Mortgage-Backed Securities	—	4,080,010	—	4,080,010
Asset-Backed Securities (including CDOs)	—	2,398,401	—	2,398,401
Foreign Bonds	—	2,913,906	—	2,913,906
Mutual Funds	3,936,879	—	—	3,936,879
Total	$3,936,879	$125,417,420	$—	$129,354,299
Other Financial Instruments
Futures Contracts – Assets	$52,213	$—	$—	$52,213
Futures Contracts – Liabilities	(48,977)	—	—	(48,977)
Forward Foreign Currency Exchange Contracts – Assets	—	2,816	—	2,816
Forward Foreign Currency Exchange Contracts – Liabilities	—	(793)	—	(793)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,202,488	$32,735,706	$41,001,212	$(218)	$115	$3,936,879
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,406	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.